Net interest income (Table)	12 Months Ended
Dec. 31, 2019
Consolidated and separate financial statements [line items]
Net interest income
	2019	2018	2017
	£m	£m	£m
Cash and balances at central banks	919	919	214
Loans and advances at amortised cost	5,514	5,554	5,951
Financial investments	-	-	385
Fair value through other comprehensive income	831	662	-
Other	821	324	367
Interest income	8,085	7,459	6,917
Deposits at amortised cost	(1,778)	(1,591)	(936)
Debt securities in issue	(873)	(493)	(461)
Subordinated liabilities	(1,096)	(1,397)	(1,225)
Other	(431)	(848)	(419)
Interest expense	(4,178)	(4,329)	(3,041)
Net interest income	3,907	3,130	3,876